Consolidated Income Statements - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IFRS Statement [Line Items]
Interest income		€ 101,710.0	€ 109,012.0	€ 101,742.0
Interest expense		(59,362.0)	(65,225.0)	(61,092.0)
Interest income/(charges)		42,348.0	43,787.0	40,650.0
Dividend income		715.0	710.0	568.0
Income from companies accounted for using the equity method		665.0	687.0	591.0
Commission income		17,387.0	16,834.0	15,644.0
Commission expense		(4,411.0)	(4,458.0)	(4,149.0)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		127.0	(117.0)	96.0
Gain or losses on financial assets and liabilities held for trading, net		1,017.0	1,344.0	2,316.0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		1,106.0	495.0	198.0
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net		(307.0)	691.0	(92.0)
Gain or losses from hedge accounting, net		12.0	14.0	69.0
Exchange differences, net		407.0	(216.0)	(22.0)
Other operating income	[1]	1,583.0	846.0	1,137.0
Other operating expenses		(2,070.0)	(2,258.0)	(2,766.0)
Income from insurance and reinsurance contracts		476.0	470.0	460.0
Expenses from insurance and reinsurance contracts		(385.0)	(449.0)	(449.0)
Total income		58,670.0	58,380.0	54,251.0
Administrative expenses		(21,533.0)	(21,970.0)	(21,546.0)
Staff costs		(13,633.0)	(13,825.0)	(13,275.0)
Other general administrative expenses		(7,900.0)	(8,145.0)	(8,271.0)
Depreciation and amortisation cost		(3,178.0)	(3,179.0)	(3,086.0)
Provisions or reversal of provisions, net		(2,729.0)	(3,465.0)	(2,410.0)
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes		(12,546.0)	(12,136.0)	(12,298.0)
Impairment or reversal of impairment of investments in subsidiaries, joint ventures and associates, net		0.0	0.0	0.0
Impairment or reversal of impairment on non-financial assets, net		(251.0)	(624.0)	(237.0)
Tangible assets		(129.0)	(382.0)	(135.0)
Intangible assets		(112.0)	(231.0)	(73.0)
Others		(10.0)	(11.0)	(29.0)
Gain or losses on non-financial assets and investments, net		0.0	368.0	312.0
Negative goodwill recognized in results		22.0	0.0	39.0
Gains or losses on non-current assets held for sale not classified as discontinued operations		226.0	(27.0)	(20.0)
Operating profit/(loss) before tax		18,681.0	17,347.0	15,005.0
Tax expense or income from continuing operations		(4,723.0)	(4,844.0)	(3,880.0)
Profit/(loss) from continuing operations		13,958.0	12,503.0	11,125.0
Profit/(loss) after tax from discontinued operations		1,542.0	1,241.0	1,058.0
Profit/(loss) for the year		15,500.0	13,744.0	12,183.0
Profit/(loss) attributable to non-controlling interests		1,399.0	1,170.0	1,107.0
Profit/(loss) attributable to the parent		€ 14,101.0	€ 12,574.0	€ 11,076.0
Earnings/(losses) per share
Basic (in euro per share)		€ 0.905	€ 0.771	€ 0.654
Diluted (in euro per share)		€ 0.900	€ 0.768	€ 0.651
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		€ 216.0	€ 73.0	€ 99.0
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income		5,713.0	6,931.0	5,533.0
Dividend income		102.0	118.0	86.0
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes		(29.0)	1.0	(24.0)
Financial assets at amortized cost
IFRS Statement [Line Items]
Interest income		76,248.0	80,992.0	74,799.0
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net		(89.0)	(190.0)	(3.0)
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes		(12,517.0)	(12,137.0)	(12,274.0)
Other interest income
IFRS Statement [Line Items]
Interest income		19,749.0	21,089.0	21,410.0
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		0.0	0.0	0.0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		0.0	0.0	0.0
Reclassification of financial assets at amortized cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		0.0	0.0	0.0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		0.0	0.0	0.0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net		1,017.0	1,344.0	2,316.0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss		€ 1,106.0	€ 495.0	€ 198.0

[1]	Includes EUR -486 million at 31 December 2025 (EUR -1,225 and EUR -1,016 at 31 December 2024 and 2023, respectively) derived from the net loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.